Debt Repayment- Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2011	Feb. 28, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Convertible promissory notes, proceed	$ 1,960,000	$ 2,600,000
Convertible notes conversion to shares of common stock, conversion rate per share					$ 0.57
Proceeds from notes payable			2,600,000	3,075,000	6,497,100	1,291,865
Repayments of Convertible Debt					604,100
Common stock issued up on conversion of convertible promissory note, shares					1,320,454
Note discount amortized as interest			1,243,812	16,212	159,657	0
New Investors [Member]
Proceeds from notes payable					$ 747,100